Consolidated and Combined Statement of Changes in Shareholders' Equity Statement (USD $) In Millions, except Share data	Total	Ordinary Shares	Additional Paid-In Capital	Retained Earnings	Contributed Surplus	Parent Company Investment	Accumulated Other Comprehensive Income
Beginning balance, value at Sep. 24, 2010	$ 1,835.9	$ 0				$ 1,749.3	$ 86.6
Beginning balance, shares at Sep. 24, 2010		0
Net income	150.7					150.7
Currency translation adjustments	(0.5)						(0.5)
Change in derivatives, net of tax	0
Minimum pension liability, net of tax	12.4						12.4
Net transfers to parent	(209.8)					(209.8)
Ending balance, value at Sep. 30, 2011	1,788.7	0				1,690.2	98.5
Ending balance, shares at Sep. 30, 2011		0
Net income	134.6					134.6
Currency translation adjustments	(2.9)						(2.9)
Change in derivatives, net of tax	0
Minimum pension liability, net of tax	(10.7)						(10.7)
Net transfers to parent	(17.8)					(17.8)
Ending balance, value at Sep. 28, 2012	1,891.9	0			0	1,807.0	84.9
Ending balance, shares at Sep. 28, 2012	0	0
Net income	58.8			33.5		25.3
Currency translation adjustments	1.5						1.5
Change in derivatives, net of tax	(7.3)						(7.3)
Minimum pension liability, net of tax	34.2						34.2
Net transfers to parent	(515.9)					(515.9)
Separation related adjustments	(214.7)					(209.9)	(4.8)
Transfer of parent company investment to contributed surplus	0				1,106.5	(1,106.5)
Transfer of contributed surplus to distributable reserves	0		1,095.0		(1,095.0)
Share options exercised	0.6		0.6
Share-based compensation	6.5		6.5
Issuance of ordinary shares, shares		57,700,000
Issuance of ordinary shares, value	0	11.5			(11.5)
Ending balance, value at Sep. 27, 2013	$ 1,255.6	$ 11.5	$ 1,102.1	$ 33.5	$ 0	$ 0	$ 108.5
Ending balance, shares at Sep. 27, 2013	57,713,390	57,700,000